Other assets (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets Current And Noncurrent [Abstract]
Summary of Other Assets

Other assets are analysed as follows:

	31/12/22	31/12/21
Advances to suppliers	4,697	5,842
Deferred delivery and commission costs related to finished goods	1,655	4,831
Deferred costs for Natuzzi Display System	1,579	1,676
Deferred costs for slotting fees	725	868
Deferred costs for Service-Type Warranty	209	205
Other prepaid expenses and accrued income	560	305
Total other assets	9,425	13,727
Less current portion	(7,973)	(12,309)
Non-current portion	1,452	1,418